Exhibit 99.2

29777 Telegraph Road, Suite 1170, Southfield, MI 48034

248.776.5000

February 8, 2021

SOF-XI U.S. NRE Holdings, L.P.

591 West Putnam Avenue

Greenwich, CT 06830

RE: STAR 2021-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a.	Background.

We have been informed that:

1.          The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2.          Some of the Properties were previously designated by SOF-XI U.S. NRE Holdings, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3.          Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.  Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2.  Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3.  Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4.  Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5.  Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6.  Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2.	Making any findings with respect to:

i.            Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.           The value of the Properties or any other collateral securing the Mortgage Loan,

iii.           Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.           Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 342 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the review was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Essex Title LLC

By:	/s/ Bill Sheahan
Name:	Bill Sheahan
Title:	Vice President of Operations

Schedule I

Property Code	HOA Status
MC00481	Non Apparent HOA
MC00490	Non Apparent HOA
MC00497	Non Apparent HOA
MC00510	Non Apparent HOA
MC00512	Non Apparent HOA
MC00529	Non Apparent HOA
MC00531	Non Apparent HOA
MC00532	Non Apparent HOA
MC00534	Non Apparent HOA
MC00543	Non Apparent HOA
MC00549	Non Apparent HOA
MC00550	Non Apparent HOA
MC00557	Non Apparent HOA
MC00558	Non Apparent HOA
MC00575	Non Apparent HOA
MC00587	Non Apparent HOA
MC00615	Non Apparent HOA
MC00619	Non Apparent HOA
MC00620	Non Apparent HOA
MC00637	Non Apparent HOA
MC00639	Non Apparent HOA
MC00647	Non Apparent HOA
MC00649	Non Apparent HOA
MC00651	Non Apparent HOA
MC00665	Non Apparent HOA
MC00679	Non Apparent HOA
MC00687	Non Apparent HOA
MC00695	Non Apparent HOA
MC00701	Non Apparent HOA
MC00702	Non Apparent HOA
MC00706	Non Apparent HOA
MC00709	Non Apparent HOA
MC00712	Non Apparent HOA
MC00713	Non Apparent HOA
MC00734	Non Apparent HOA

MC00735	Non Apparent HOA
MC00750	Non Apparent HOA
MC00788	Non Apparent HOA
MC00791	Non Apparent HOA
MC00808A	Non Apparent HOA
MC00824	Non Apparent HOA
MC00842	Non Apparent HOA
MC00855	Non Apparent HOA
MC00856	Non Apparent HOA
MC00857	Non Apparent HOA
MC00865	Non Apparent HOA
MC00867A	Non Apparent HOA
MC00872	Non Apparent HOA
MC00883	Non Apparent HOA
MC00906	Non Apparent HOA
MC00908	Non Apparent HOA
MC00918	Non Apparent HOA
MC00997	Non Apparent HOA
MC01022	Non Apparent HOA
MC01037	Non Apparent HOA
MC01064	Non Apparent HOA
MC01105	Non Apparent HOA
MC01108	Non Apparent HOA
MC01140	Non Apparent HOA
MC01177	Non Apparent HOA
MC01184	Non Apparent HOA
MC01296	Non Apparent HOA
MI00495	Non Apparent HOA
MI00511	Non Apparent HOA
MI00628	Non Apparent HOA
MI00785	Non Apparent HOA
MI00810	Non Apparent HOA
q10256	Non Apparent HOA
q10257	Non Apparent HOA
q11403	Non Apparent HOA
q11871	Non Apparent HOA
q11922	Non Apparent HOA
q11936	Non Apparent HOA
q11938	Non Apparent HOA
q11939	Non Apparent HOA
q11940	Non Apparent HOA
q11944	Non Apparent HOA
q11947	Non Apparent HOA

q11948	Non Apparent HOA
q11951	Non Apparent HOA
q11957	Non Apparent HOA
q11962	Non Apparent HOA
q11963	Non Apparent HOA
q11964	Non Apparent HOA
q11965	Non Apparent HOA
q11968	Non Apparent HOA
q11970	Non Apparent HOA
q11985	Non Apparent HOA
q12014	Non Apparent HOA
q12031	Non Apparent HOA
q12034	Non Apparent HOA
q12058	Non Apparent HOA
q12075	Non Apparent HOA
q12079	Non Apparent HOA
q12145	Non Apparent HOA
q13064	Non Apparent HOA
q13071	Non Apparent HOA
q13072	Non Apparent HOA
q13189	Non Apparent HOA
q13190	Non Apparent HOA
q13202	Non Apparent HOA
q13232	Non Apparent HOA
q13254	Non Apparent HOA
q13300	Non Apparent HOA
q13318	Non Apparent HOA
q13326	Non Apparent HOA
q13331	Non Apparent HOA
q13347	Non Apparent HOA
q13380	Non Apparent HOA
q13441	Non Apparent HOA
q13442	Non Apparent HOA
q13454	Non Apparent HOA
q13518	Non Apparent HOA
q13521	Non Apparent HOA
q13577	Non Apparent HOA
q13588	Non Apparent HOA
q13592	Non Apparent HOA
q13593	Non Apparent HOA
q13606	Non Apparent HOA
q13672	Non Apparent HOA
q13721	Non Apparent HOA

q13804	Non Apparent HOA
q13810	Non Apparent HOA
q13986	Non Apparent HOA
q14017	Non Apparent HOA
q14046	Non Apparent HOA
q14053	Non Apparent HOA
q14099	Non Apparent HOA
q14100	Non Apparent HOA
q14144	Non Apparent HOA
q14146	Non Apparent HOA
q14177	Non Apparent HOA
q14195	Non Apparent HOA
q14201	Non Apparent HOA
q14203	Non Apparent HOA
q14204	Non Apparent HOA
q14205	Non Apparent HOA
q14208	Non Apparent HOA
q14314	Non Apparent HOA
q14342	Non Apparent HOA
q15266	Non Apparent HOA
q15297	Non Apparent HOA
q15301	Non Apparent HOA
q15382	Non Apparent HOA
q15436	Non Apparent HOA
q15438	Non Apparent HOA
q15480	Non Apparent HOA
q15516	Non Apparent HOA
q15533	Non Apparent HOA
q15594	Non Apparent HOA
q15650	Non Apparent HOA
q15748	Non Apparent HOA
q15763	Non Apparent HOA
q15778	Non Apparent HOA
q15779	Non Apparent HOA
q15804	Non Apparent HOA
q15832	Non Apparent HOA
q15873	Non Apparent HOA
q15877	Non Apparent HOA
q15878	Non Apparent HOA
q15898	Non Apparent HOA
q15994	Non Apparent HOA
q16008	Non Apparent HOA
q16055	Non Apparent HOA

q16093	Non Apparent HOA
q16123	Non Apparent HOA
q16238	Non Apparent HOA
q16239	Non Apparent HOA
q16245	Non Apparent HOA
q16247	Non Apparent HOA
q16293	Non Apparent HOA
q16334	Non Apparent HOA
q16348	Non Apparent HOA
q16377	Non Apparent HOA
q16383	Non Apparent HOA
q16409	Non Apparent HOA
q16410	Non Apparent HOA
q16418	Non Apparent HOA
q16584	Non Apparent HOA
q16618	Non Apparent HOA
q16661	Non Apparent HOA
q16662	Non Apparent HOA
q16667	Non Apparent HOA
q16710	Non Apparent HOA
q16719	Non Apparent HOA
q16734	Non Apparent HOA
q16819	Non Apparent HOA
q16823	Non Apparent HOA
q16848	Non Apparent HOA
q16875	Non Apparent HOA
q16952	Non Apparent HOA
q18405	Non Apparent HOA
q18521	Non Apparent HOA
q18596	Non Apparent HOA
q18765	Non Apparent HOA
q18778	Non Apparent HOA
q18787	Non Apparent HOA
q18930	Non Apparent HOA
q18992	Non Apparent HOA
q19004	Non Apparent HOA
q19031a	Non Apparent HOA
q19115	Non Apparent HOA
q19265	Non Apparent HOA
q19273	Non Apparent HOA
q20264	Non Apparent HOA
sof00001	Non Apparent HOA
sof00008	Non Apparent HOA

sof00015	Non Apparent HOA
T00007	Non Apparent HOA
T00028	Non Apparent HOA
T00049	Non Apparent HOA
T00055	Non Apparent HOA
T00060	Non Apparent HOA
T00079	Non Apparent HOA
T00090	Non Apparent HOA
T00110	Non Apparent HOA
T00111	Non Apparent HOA
T00112	Non Apparent HOA
T00114	Non Apparent HOA
T00115	Non Apparent HOA
T00116	Non Apparent HOA
T00117	Non Apparent HOA
T00118	Non Apparent HOA
T00121	Non Apparent HOA
T00122	Non Apparent HOA
T00126	Non Apparent HOA
T00136	Non Apparent HOA
T00223	Non Apparent HOA
T00229	Non Apparent HOA
T00288	Non Apparent HOA
T00308	Non Apparent HOA
T00316	Non Apparent HOA
T00328	Non Apparent HOA
T00329	Non Apparent HOA
T00330	Non Apparent HOA
T00331	Non Apparent HOA
T00332	Non Apparent HOA
T00333	Non Apparent HOA
T00334	Non Apparent HOA
T00336	Non Apparent HOA
T00338	Non Apparent HOA
T00339	Non Apparent HOA
T00340	Non Apparent HOA
T00341	Non Apparent HOA
T00343	Non Apparent HOA
T00345	Non Apparent HOA
T00346	Non Apparent HOA
T00347	Non Apparent HOA
T00348	Non Apparent HOA
T00350	Non Apparent HOA

T00352	Non Apparent HOA
T00353	Non Apparent HOA
T00355	Non Apparent HOA
T00357	Non Apparent HOA
T00358	Non Apparent HOA
T00359	Non Apparent HOA
T00362	Non Apparent HOA
T00363	Non Apparent HOA
T00370	Non Apparent HOA
T00372	Non Apparent HOA
T00374	Non Apparent HOA
T00377	Non Apparent HOA
T00379	Non Apparent HOA
T00393	Non Apparent HOA
T00400	Non Apparent HOA
T00405	Non Apparent HOA
T00410	Non Apparent HOA
T00411	Non Apparent HOA
T00420	Non Apparent HOA
T00424	Non Apparent HOA
T00433	Non Apparent HOA
T00435	Non Apparent HOA
T00448	Non Apparent HOA
T00501	Non Apparent HOA
T00528	Non Apparent HOA
T00569	Non Apparent HOA
T00579	Non Apparent HOA
T00595	Non Apparent HOA
T00596	Non Apparent HOA
T00622	Non Apparent HOA
T00623	Non Apparent HOA
T00627	Non Apparent HOA
T00638	Non Apparent HOA
T00736	Non Apparent HOA
T00793	Non Apparent HOA
T00820	Non Apparent HOA
T00839	Non Apparent HOA
T00859	Non Apparent HOA
T00862	Non Apparent HOA
T00875	Non Apparent HOA
T00892	Non Apparent HOA
T00913	Non Apparent HOA
T00921	Non Apparent HOA

T00936	Non Apparent HOA
T00990	Non Apparent HOA
T00994	Non Apparent HOA
T01000	Non Apparent HOA
T01018	Non Apparent HOA
T01036	Non Apparent HOA
T01069	Non Apparent HOA
T01099	Non Apparent HOA
T01101	Non Apparent HOA
T01124	Non Apparent HOA
T01129	Non Apparent HOA
T01141	Non Apparent HOA
T01144	Non Apparent HOA
T01150	Non Apparent HOA
T01173	Non Apparent HOA
T01181	Non Apparent HOA
T01199	Non Apparent HOA
T01226	Non Apparent HOA
T01251	Non Apparent HOA
T01257	Non Apparent HOA
T01271	Non Apparent HOA
T01365	Non Apparent HOA
T01376	Non Apparent HOA
T01490	Non Apparent HOA
TP00480	Non Apparent HOA
TP00482	Non Apparent HOA
TP00491	Non Apparent HOA
TP00589	Non Apparent HOA
TP00599	Non Apparent HOA
TP00626	Non Apparent HOA
TP00673	Non Apparent HOA
TP00674	Non Apparent HOA
TP00704	Non Apparent HOA
TP00799	Non Apparent HOA
TP00807	Non Apparent HOA
TP00814	Non Apparent HOA
TP00885	Non Apparent HOA
TP00924	Non Apparent HOA
TP00951	Non Apparent HOA
TP00992	Non Apparent HOA
TP01005	Non Apparent HOA
TP01063	Non Apparent HOA
TP01074	Non Apparent HOA

TP01095	Non Apparent HOA
TP01151	Non Apparent HOA
TP01196	Non Apparent HOA
TP01276	Non Apparent HOA
TP01507	Non Apparent HOA
TP01578	Non Apparent HOA